Income Taxes - Schedule of Income Tax Expense (Recovery) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income tax [line items]
Global minimum income tax expense	$ 113,505
Write down (reversal of write down) or recognition of prior period temporary differences	3,292	$ 1,359
Total deferred income tax expense (recovery)	2,974	3,786
Total income tax expense (recovery) recognized in net earnings	115,204	1,414
Current income tax expense (recovery) [member]
Income tax [line items]
Current income tax expense (recovery)	(1,275)	(2,372)
Global minimum income tax expense	113,505
Total current income tax expense (recovery)	112,230	(2,372)
Deferred income tax expense [member]
Income tax [line items]
Origination and reversal of temporary differences	(318)	2,427
Write down (reversal of write down) or recognition of prior period temporary differences	3,292	1,359
Total deferred income tax expense (recovery)	$ 2,974	$ 3,786